Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2019 to March 19, 2019, subscriptions of $1,582,812 were made to the Trust and redemptions of $3,228,997 were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 19, 2019, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.